Stock Option Plans (Details Narrative) - USD ($)				3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 07, 2014	May. 15, 2006	May. 05, 2006	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Stock option plan exercise price per share								0.155
Issuance of stock option to purchase of common stock, shares								4,506
Issuance of stock option to purchase of common stock								$ 698
Total unrecognized stock-based compensation expense related to unvested stock options								$ 199,468
Weighted average period								1 month
Weighted average stock price								20 days
Recongnized stock based compensation expense related to options				$ 347,468	$ 831,195	$ 962,578	$ 4,717,841	$ 5,917,351	$ 9,877
Related Parties Compensation [Member]
Recongnized stock based compensation expense related to options				$ 347,468		$ 763,110
2006 Stock Incentive Plan [Member]
Aggregate number of shares issuable under this plan		16,521,704
Percentage granted to employees at a price per share			100.00%
Percentage of stock option granted to stockholders			10.00%
Percentage exercise price per share			110.00%
Percentage restricted stock to related parties price per share			100.00%
2006 Stock Incentive Plan [Member] | Minimum [Member]
Aggregate number of shares issuable under this plan		1,456,786
2006 Stock Incentive Plan [Member] | Maximum [Member]
Aggregate number of shares issuable under this plan		17,978,490
2014 Equity Compensation Plan [Member]
Aggregate number of shares issuable under this plan	30,420,148